Share Capital - Additional Information (Detail) (USD $)	12 Months Ended								1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Employee Stock Option	Dec. 31, 2012 Employee Stock Option	Dec. 31, 2011 Employee Stock Option	Dec. 31, 2013 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs)	Oct. 27, 2011 Maximum	Nov. 22, 2011 Plan 1	Nov. 22, 2011 Plan 1 Maximum	Nov. 22, 2011 Plan 2	Nov. 22, 2011 Plan 2 Maximum	Feb. 21, 2012 Plan 3	Feb. 21, 2012 Plan 3 Maximum	Apr. 27, 2012 Plan 4	Apr. 27, 2012 Plan 4 Maximum	Jul. 30, 2012 Plan 5	Jul. 30, 2012 Plan 5 Maximum
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share allotment description	Every holder of an ordinary share present in person or proxy at a general meeting of shareholders shall have one vote, for each ordinary share held with no individual having more than one vote.
Options exercised by employees				1,249,759	890,236	430,340
Average exercise price of Option per share				$ 21.60	$ 14.62	$ 10.84
Total proceeds from exercise of stock options by employees				$ 27,000,000	$ 13,000,000	$ 4,700,000
Ordinary shares issued in respect of certain RSU's previously awarded by the Company							50,000	3,768
Share repurchase program value									50,000,000		10,000,000		10,000,000		20,000,000		20,000,000		10,000,000
Share repurchase plans, start date										Nov. 23, 2011		Jan. 01, 2012		Feb. 22, 2012		Apr. 27, 2012		Jul. 30, 2012
Share repurchase plans, end date										Dec. 31, 2011		Feb. 20, 2012		Apr. 22, 2012		Jul. 18, 2012		Oct. 26, 2012
Ordinary shares repurchased		738,341	545,597
Ordinary shares repurchased, value		15,605,000	9,005,000
Total ordinary shares repurchased		1,283,938
Total ordinary shares repurchased, value		$ 24,600,000